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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/2012
                                               ----------

Check here if Amendment: [X]; Amendment Number:    2
                                               ---------

This Amendment (Check only one): [ ] is a restatement.
                                 [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: PAR Capital Management, Inc.

Address: One International Place, Suite 2401
         Boston, MA 02110

Form 13F File Number: 28-06766
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Steven M. Smith
Title: Chief Operating Officer and General Counsel
Phone: 617-526-8990

Signature, Place, and Date of Signing:

 /s/ Steven M. Smith              Boston, MA                    8/28/12
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:       65
                                        -------------

Form 13F Information Table Value Total: $  2,925,017
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                                          (thousands)

List of Other Included Managers: None

As of June 30, 2012

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As of June 30, 2012

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
                                                                         INVESTMENT DISCRESTION          VOTING AUTHORITY (SHARES)
                                                                    SHR/
                                                FAIR                PRN/
                         TITLE OF   CUSIP      MARKET    PRINCIPAL  PUT/                SHARED   OTHER
NAME OF ISSUER            CLASS     NUMBER     VALUE      AMOUNT    CALL SOLE   SHARED  OTHERS  MANAGERS    SOLE     SHARED  NONE
--------------           --------- --------- ----------- ---------- ---- ----   ------  ------  -------- ----------  ------  ----
Acme Packet Inc.         Common      4764106   2,072,015    111,100 SHR  SOLE                               111,100
Aetna Inc                Common    00817Y108  65,909,000  1,700,000 SHR  SOLE                             1,700,000
Aixtron SE               Spons ADR 009606104   9,744,580    680,963 SHR  SOLE                               680,963
Alaska Air Group         Common     11659109 131,976,585  3,676,228 SHR  SOLE                             3,676,228
Allegiant Travel Co      Common    01748X102  34,840,000    500,000 SHR  SOLE                               500,000
American Railcar
 Industries              Common    02916P103   3,784,949    139,666 SHR  SOLE                               139,666
Ameristar Casinos Inc.   Common    03070Q101  50,459,656  2,839,598 SHR  SOLE                             2,839,598
Atlas Air Worldwide
 Holdings                Common     49164205   5,071,830    116,567 SHR  SOLE                               116,567
Avis Budget Group Inc.   Common     53774105 107,085,383  7,045,091 SHR  SOLE                             7,045,091
Bally Technologies       Common    05874B107  76,116,458  1,631,300 SHR  SOLE                             1,631,300
Boyd Gaming              Common    103304101  27,358,524  3,799,795 SHR  SOLE                             3,799,795
BroadSoft Inc.           Common    11133B409   5,526,237    190,889 SHR  SOLE                               190,889
Churchill Downs          Common    171484108  50,406,840    857,405 SHR  SOLE                               857,405
Cypress Semiconductor
 Corp                    Common    232806109  25,814,416  1,952,679 SHR  SOLE                             1,952,679
Delta Airlines Inc.      Common    247361702 295,650,000 27,000,000 SHR  SOLE                            27,000,000
Dollar Thrifty
 Automotive GP           Common    256743105 184,501,768  2,278,925 SHR  SOLE                             2,278,925
Dover Motorsports        Common    260174107     880,230    671,931 SHR  SOLE                               671,931
Eagle Materials Inc.     Common    26969P108   5,040,900    135,000 SHR  SOLE                               135,000
Elan PLC                 Common    284131208  14,059,000  1,000,000 CALL SOLE                             1,000,000
Expedia Inc.             Common    30212P105 175,611,728  3,653,250 SHR  SOLE                             3,653,250
Express Scripts Inc.     Common    302182100  51,028,620    914,000 SHR  SOLE                               914,000
First Marblehead Corp    Common    320771108     702,000    600,000 SHR  SOLE                               600,000
General Motors           Common    37045V100   3,816,806    193,550 SHR  SOLE                               193,550
Genesee & Wyoming
 Inc.                    Class A   371559105   7,470,625    141,382 SHR  SOLE                               141,382
Greenbrier Companies
 Inc.                    Common    393657101  15,118,800    860,000 SHR  SOLE                               860,000
Gulfport Energy Corp     Common    402635304   2,782,966    134,899 SHR  SOLE                               134,899
Hercules Offshore Inc.   Common    427093109     682,512    192,800 SHR  SOLE                               192,800
Humana Inc               Common    444859102  50,676,736    654,400 SHR  SOLE                               654,400
IMAX Corp                Common    45245E109  14,418,000    600,000 SHR  SOLE                               600,000
Informatica Corp.        Common    45666q102  14,513,553    342,624 SHR  SOLE                               342,624
Isle of Capri Casinos    Common    464592104  12,477,554  2,022,294 SHR  SOLE                             2,022,294
Jive Software            Common    47760A108  11,227,866    534,915 SHR  SOLE                               534,915
Lakes Entertainment Inc  Common    51206P109   3,819,051  1,316,914 SHR  SOLE                             1,316,914
Las Vegas Sands Corp     Common    517834107  39,141,000    900,000 SHR  SOLE                               900,000
Lodgenet Entertainment
 Corp                    Common    540211109   3,733,500  2,850,000 SHR  SOLE                             2,850,000
Lone Pine Resources
 Inc.                    Common    54222A106     687,500    250,000 SHR  SOLE                               250,000
MarineMax Inc.           Common    567908108   4,407,885    463,500 SHR  SOLE                               463,500
Medcath Corporation      Common    58404W109  12,190,853  1,631,975 SHR  SOLE                             1,631,975
Melco Crown
 Entertainment           Spons ADR 585464100  28,678,706  2,489,471 SHR  SOLE                             2,489,471
MGM Resorts Intl         Common    552953101  41,571,000  3,725,000 SHR  SOLE                             3,725,000
MTR Gaming Group
 Inc.                    Common    553769100   4,925,712  1,036,992 SHR  SOLE                             1,036,992
Nuance
 Communications, Inc.    Common    67020Y100  25,370,682  1,065,100 SHR  SOLE                             1,065,100
Orbitz Worldwide Inc     Common    68557K109  89,808,593 24,605,094 SHR  SOLE                            24,605,094
Penn National Gaming     Common    707569109 104,202,728  2,336,908 SHR  SOLE                             2,336,908
Pinnacle Enmt            Common    723456109   3,608,462    375,100 SHR  SOLE                               375,100
Plains Exploration &
 Product                 Common    726505100   3,969,359    112,830 SHR  SOLE                               112,830
Pozen Inc                Common    73941U102  14,750,883  2,367,718 SHR  SOLE                             2,367,718
Priceline.com            Common    741503403 334,052,875    502,698 SHR  SOLE                               502,698
Pure Cycle Corp          Common    746228303  12,437,234  5,982,970 SHR  SOLE                             5,982,970
Republic Airways
 Holdings Inc.           Common    760276105  13,415,355  2,417,181 SHR  SOLE                             2,417,181
Salesforce.com Inc.      Common    79466L302  12,650,790     91,500 SHR  SOLE                                91,500
Spirit Airlines Inc.     Common    848577102 100,842,207  5,182,025 SHR  SOLE                             5,182,025
Terex Corp               Common    880779103   1,961,300    110,000 SHR  SOLE                               110,000
The Manitowoc
 Company Inc.            Common    563571108   7,686,900    657,000 SHR  SOLE                               657,000
Trex Company             Common    89531P105   5,291,748    175,864 SHR  SOLE                               175,864
Trip Advisor             Common    896945201 133,205,249  2,980,650 SHR  SOLE                             2,980,650
United Continental
 Holdings                Common    910047109 114,380,342  4,701,206 SHR  SOLE                             4,701,206
United Rentals Inc.      Common    911363109  44,851,547  1,317,613 SHR  SOLE                             1,317,613
UnitedHealth Group Inc   Common    91324P102 146,250,000  2,500,000 SHR  SOLE                             2,500,000
Universal Health
 Services                Class B   913903100  46,314,996  1,073,100 SHR  SOLE                             1,073,100
ValueVision Media Inc.   Common    92047K107  10,088,000  4,850,000 SHR  SOLE                             4,850,000
VMware, Inc.             Common    928563402  18,147,185    199,332 SHR  SOLE                               199,332
Wellpoint Inc.           Common    94973V107  82,927,000  1,300,000 SHR  SOLE                             1,300,000
Zillow Inc.              Common    98954A107     965,750     25,000 SHR  SOLE                                25,000
Zipcar Inc.              Common    98974X103   1,857,105    158,321 SHR  SOLE                               158,321
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